IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2023 Jan. 31	2022 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn (1)	$308,791	$314,712
Undrawn commitments	73,246	74,327
Repo-style transactions	244,503	256,063
Other off-balance sheet	86,038	91,350
OTC derivatives	17,502	21,856
Gross exposure at default (EAD) on business and government portfolios	730,080	758,308
Less: Collateral held for repo-style transactions	226,778	237,484
Net EAD on business and government portfolios	503,302	520,824
Retail portfolios – AIRB approach
Drawn	315,840	317,071
Undrawn commitments	101,808	99,817
Other off-balance sheet	373	420
Gross EAD on retail portfolios	418,021	417,308
Standardized portfolios (1)(2)	108,885	101,249
Securitization exposures – AIRB approach	17,259	15,333
Gross EAD	$1,274,245	$1,292,198
Net EAD	$1,047,467	$1,054,714
(1)	The first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.
(2)
Includes $84.5
 billion relating to business and government portfolios (October 31, 2022: $
87.3 billion), $10.3 billion (October 31, 2022: $10.7 billion) relating to retail portfolios, and $14.1 billion (October 31, 2022: $3.3 billion) relating to securitization exposures. Our business and government portfolios
under the standardized approach consist of $57.5

billion (October 31, 2022: $57.0 billion) to corporates, $26.0 billion (October 31, 2022: $28.7 billion) to sovereigns, and $1.0 billion (October 31, 2022: $1.6 billion) to banks.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2023 Jan. 31		2022 Oct. 31
	Exposure (1)
Investment grade	$5.90	83.4%	$11.18	79.1%
Non-investment grade	1.15	16.3	2.87	20.3
Watch list	0.02	0.3	0.09	0.6
Default	–	–	–	–
Unrated	–	–	–	–
	$7.07	100.0%	$14.14	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

$ millions, as at or for the three months ended				2023 Jan. 31		2022 Oct. 31		2022 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$9.6	$4.9	$7.1	$7.1	$6.0	$5.9	$13.1	$9.6
Credit spread risk	1.8	1.0	1.6	1.4	1.1	1.2	5.4	8.1
Equity risk	8.5	3.7	5.4	5.7	4.1	4.9	3.9	4.8
Foreign exchange risk	3.4	0.6	0.8	1.1	1.2	1.4	2.2	2.1
Commodity risk	4.0	1.2	3.4	2.5	1.4	1.3	4.5	3.1
Debt specific risk	2.4	1.3	2.1	1.7	1.9	1.8	2.7	2.5
Diversification effect (1)	n/m	n/m	(12.2)	(10.7)	(8.1)	(9.1)	(23.1)	(21.2)
Total VaR (one-day measure)	$12.0	$6.6	$8.2	$8.8	$7.6	$7.4	$8.7	$9.0
Stressed total VaR (one-day measure)	$57.7	$22.2	$47.6	$43.4	$31.2	$32.7	$30.6	$33.2
IRC (one-year measure)	$150.0	$109.8	$130.3	$133.0	$114.0	$107.4	$142.8	$142.7
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2023 Jan. 31			2022 Oct. 31			2022 Jan. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$255	$37	$292	$278	$(7)	$271	$380	$74	$454
Increase (decrease) in EVE	(523)	(335)	(858)	(679)	(336)	(1,015)	(651)	(216)	(867)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(66)	(7)	(73)	(71)	2	(69)	(124)	(33)	(157)
Increase (decrease) in EVE	117	86	203	151	86	237	142	57	199
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(297)	(25)	(322)	(301)	4	(297)	n/a	n/a	n/a
Increase (decrease) in EVE	465	351	816	604	350	954	n/a	n/a	n/a
(1)	Includes CAD and other currency exposures.
n/a	Not applicable.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2023	Cash and deposits with banks	$51,469	$–	$51,469	$282	$51,187
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	140,803	81,626	222,429	114,922	107,507
	Other debt securities	6,628	7,865	14,493	2,818	11,675
	Equities	34,294	24,612	58,906	31,246	27,660
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,081	2,787	34,868	16,668	18,200
	Other liquid assets (2)	16,381	3,611	19,992	12,980	7,012
		$281,656	$120,501	$402,157	$178,916	$223,241
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$22,876	$–	$–	$–	$–	$–	$–	$–	$–	$22,876
Interest-bearing deposits with banks	28,593	–	–	–	–	–	–	–	–	28,593
Securities	5,199	7,038	5,495	4,999	2,998	16,327	65,413	43,363	36,518	187,350
Cash collateral on securities borrowed	12,446	–	–	–	–	–	–	–	–	12,446
Securities purchased under resale agreements	36,939	10,458	12,802	1,816	1,569	1,258	340	–	–	65,182
Loans
Residential mortgages	2,063	4,091	9,616	7,526	13,971	51,891	173,939	7,812	–	270,909
Personal	1,197	641	730	721	858	721	3,823	5,527	30,659	44,877
Credit card	340	679	1,019	1,019	1,019	4,075	8,020	–	–	16,171
Business and government	10,506	7,976	12,226	11,357	10,689	34,339	73,064	19,125	11,230	190,512
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,159)	(3,159)
Derivative instruments	2,581	3,708	2,510	2,132	3,317	4,077	6,217	5,883	–	30,425
Customers’ liability under acceptances	10,700	1,229	64	3	–	–	–	–	–	11,996
Other assets	–	–	–	–	–	–	–	–	43,813	43,813
	$133,440	$35,820	$44,462	$29,573	$34,421	$112,688	$330,816	$81,710	$119,061	$921,991
October 31, 2022	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
Liabilities
Deposits (2)	$28,212	$31,204	$62,747	$47,822	$45,675	$31,717	$71,424	$16,634	$359,289	$694,724
Obligations related to securities sold short	17,639	–	–	–	–	–	–	–	–	17,639
Cash collateral on securities lent	4,096	–	–	–	–	–	–	–	–	4,096
Obligations related to securities sold under repurchase agreements	68,377	2,169	272	110	–	–	500	–	–	71,428
Derivative instruments	1,835	4,508	2,939	2,692	2,858	5,118	8,566	10,858	–	39,374
Acceptances	10,704	1,229	64	3	–	–	–	–	–	12,000
Other liabilities	26	44	60	76	73	301	582	947	23,396	25,505
Subordinated indebtedness	–	–	–	–	–	35	–	7,282	–	7,317
Equity	–	–	–	–	–	–	–	–	49,908	49,908
	$130,889	$39,154	$66,082	$50,703	$48,606	$37,171	$81,072	$35,721	$432,593	$921,991
October 31, 2022	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $236.1 billion (October 31, 2022: $232.1 billion) of personal deposits; $434.1 billion (October 31, 2022: $443.0 billion) of business and government deposits and secured borrowings; and $24.5 billion (October 31, 2022: $22.5 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,549	$10,392	$5,277	$4,650	$6,139	$22,844	$70,631	$2,987	$216,297		$340,766
Securities lending (2)	43,216	4,195	4,597	–	–	–	–	–	–		52,008
Standby and performance letters of credit	3,635	1,946	3,553	2,982	5,344	975	842	128	–		19,405
Backstop liquidity facilities	–	25	1,831	99	10,948	232	–	–	–		13,135
Documentary and commercial letters of credit	24	36	25	1	2	4	24	–	–		116
Other	1,140	–	–	–	–	–	–	–	–		1,140
	$49,564	$16,594	$15,283	$7,732	$22,433	$24,055	$71,497	$3,115	$216,297		$426,570
October 31, 2022	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873		$421,510
(1)	Includes $172.2 billion (October 31, 2022: $167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $4.1 billion (October 31, 2022: $4.9 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$86	$136	$216	$176	$169	$485	$698	$185	$2,151
Future lease commitments (2)	–	–	–	–	–	–	80	489	569
Investment commitments	–	9	1	1	1	–	17	500	529
Underwriting commitments	82	180	–	–	–	–	–	–	262
Pension contributions (3)	–	–	57	57	–	–	–	–	114
	$168	$325	$274	$234	$170	$485	$795	$1,174	$3,625
October 31, 2022 (2)	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2023 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Summary of Loans Contractually Past Due But Not Impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2023 Jan. 31	2022 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$849	$–	$849	$874
Personal	232	–	232	247
Credit card (1)	201	119	320	331
Business and government	174	–	174	256
	$1,456	$119	$1,575	$1,708
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.